Cover	May 16, 2024
Cover [Abstract]
Entity Registrant Name	APPLE iSPORTS GROUP, INC.
Entity Central Index Key	0001134982
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 16, 2024
Entity Ex Transition Period	false
Entity File Number	000-32389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Entity Address Address Line 1	100 Spectrum Center
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Irvine
Entity Address Postal Zip Code	92612
City Area Code	949
Local Phone Number	247-4210
Security 12g Title	Common Stock, $0.0001 par value per share
Entity Address State Or Province	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false